UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.92%
Apparel Manufacturing - 0.44%
Lululemon Athletica, Inc. (a)	65,000	$3,162,250
Beverage and Tobacco Product Manufacturing - 1.21%
Coca-Cola Co.	128,000	8,647,680
Broadcasting (except Internet) - 0.42%
CBS Corp.	146,000	2,975,480
Building Material and Garden Equipment and Supplies Dealers - 1.04%
Fastenal Co.	223,000	7,421,440
Chemical Manufacturing - 1.94%
Colgate-Palmolive Co. (c)	157,000	13,922,760
Clothing and Clothing Accessories Stores - 6.64%
Fast Retailing Co. Ltd. (b)	80,000	14,510,566
Nordstrom, Inc.	228,000	10,415,040
Ross Stores, Inc.	141,000	11,095,290
TJX Companies, Inc. (c)	208,000	11,537,760
		47,558,656
Computer and Electronic Product Manufacturing - 2.38%
FANUC Corp. (a)(b)	34,000	4,774,018
Teradata Corp. (a)	229,000	12,258,370
		17,032,388
Construction of Buildings - 1.72%
DR Horton, Inc.	640,000	5,785,600
Toll Brothers, Inc. (a)	453,000	6,536,790
		12,322,390
Couriers and Messengers - 1.15%
FedEx Corp. (c)	121,000	8,189,280
Data Processing, Hosting & Related Services - 2.05%
Google, Inc. (a)(c)	28,500	14,659,830
Food and Beverage Stores - 1.44%
Whole Foods Market, Inc. (c)	158,000	10,318,980
Food Manufacturing - 4.21%
Green Mountain Coffee Roasters, Inc. (a)	34,000	3,159,960
Hershey Co.	242,000	14,336,080
HJ Heinz Co. (c)	250,000	12,620,000
		30,116,040
Food Services and Drinking Places - 3.66%
Buffalo Wild Wings, Inc. (a)	111,600	6,673,680
Chipotle Mexican Grill, Inc. (a)	10,500	3,180,975
McDonald's Corp. (c)	186,000	16,334,520
		26,189,175
General Merchandise Stores - 4.05%
Costco Wholesale Corp. (c)	224,000	18,394,880
Tractor Supply Co.	170,000	10,633,500
		29,028,380
Machinery Manufacturing - 6.22%
Baker Hughes, Inc. (c)	180,000	8,308,800
Cummins, Inc.	72,000	5,879,520
Gardner Denver, Inc.	110,000	6,990,500
National Oilwell Varco, Inc.	138,000	7,068,360
WW Grainger, Inc. (c)	109,000	16,299,860
		44,547,040
Mining (except Oil and Gas) - 1.72%
Newmont Mining Corp.	196,000	12,328,400
Nonstore Retailers - 3.13%
Amazon.com, Inc. (a)(c)	67,400	14,573,902
eBay, Inc. (a)	266,000	7,844,340
		22,418,242
Oil and Gas Extraction - 2.19%
Apache Corp.	125,000	10,030,000
Continental Resources, Inc. (a)	117,500	5,683,475
		15,713,475
Petroleum and Coal Products Manufacturing - 0.93%
ConocoPhillips	105,000	6,648,600
Primary Metal Manufacturing - 2.49%
Carpenter Technology Corp.	224,000	10,055,360
Precision Castparts Corp.	50,000	7,773,000
		17,828,360
Professional, Scientific, and Technical Services - 3.73%
International Business Machines Corp. (c)	82,000	14,352,460
priceline.com, Inc. (a)	27,500	12,360,150
		26,712,610
Rail Transportation - 3.06%
Norfolk Southern Corp.	176,000	10,739,520
Union Pacific Corp. (c)	137,000	11,188,790
		21,928,310
Real Estate - 0.94%
FirstService Corp. (a)(b)	125,000	3,215,000
Zillow, Inc. (a)	129,300	3,536,355
		6,751,355
Support Activities for Mining - 1.85%
Halliburton Co.	198,000	6,042,960
Schlumberger Ltd. (b)	120,000	7,167,600
		13,210,560
Support Activities for Transportation - 1.32%
CH Robinson Worldwide, Inc. (c)	138,000	9,448,860
Telecommunications - 1.08%
AT&T, Inc.	271,000	7,728,920
Transportation Equipment Manufacturing - 0.19%
Eaton Corp.	39,000	1,384,500
Truck Transportation - 2.72%
JB Hunt Transport Services, Inc.	152,000	5,490,240
Landstar System, Inc.	168,000	6,646,080
Old Dominion Freight Line, Inc. (a)(c)	254,000	7,358,380
		19,494,700
TOTAL COMMON STOCKS (Cost $473,614,234)		457,688,661

REAL ESTATE INVESTMENT TRUSTS - 0.98%
Real Estate - 0.98%
Rayonier, Inc.	190,500	7,008,495
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,328,963)		7,008,495

EXCHANGE TRADED FUNDS - 2.49%
iShares Dow Jones U.S. Home Construction Index Fund	544,000	4,868,800
SPDR S&P Retail ETF	280,000	12,941,600
TOTAL EXCHANGE TRADED FUNDS (Cost $21,895,105)		17,810,400

PURCHASED OPTIONS - 0.47%
Powershares QQQ Trust Series 1
Expiration: December, 2011, Exercise Price: $60.00	37,000	2,590,000
Expiration: December, 2011, Exercise Price: $59.00	6,500	754,000
TOTAL PURCHASED OPTIONS (Cost $4,069,822)		3,344,000

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 17.85%
AIM STIT - Treasury Portfolio	127,778,855	127,778,855
TOTAL SHORT-TERM INVESTMENTS (Cost $127,778,855)		127,778,855

Total Investments (Cost $635,686,979) - 85.71%		613,630,411
Other Assets in Excess of Liabilities - 14.29%		102,340,403
TOTAL NET ASSETS - 100.00%		$715,970,814

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security
(c)	All or a portion of this security is pledged as collateral for short postions.

The cost basis of investments for federal income tax purposes at September 30, 2011.
was as follows*:

Cost of investments	$635,686,979
Gross unrealized appreciation on futures	1,287,721
Gross unrealized appreciation on investments	30,826,825
Gross unrealized appreciation on short positions	45,418,666
Gross unrealized appreciation on options	256,519
Gross unrealized depreciation on investments	(52,157,571)
Gross unrealized depreciation on options	(982,341)
Net unrealized appreciation	$24,649,819

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks#	$457,688,661	$-	$-	$457,688,661
Real Estate Investment Trusts	7,008,495	-	-	7,008,495
Exchange Traded Funds	17,810,400	-	-	17,810,400
Total Equity	482,507,556	-	-	482,507,556

Derivative
Purchased Options	3,344,000	-	-	3,344,000
Total Derivative	3,344,000	-	-	3,344,000

Short-Term Investments	127,778,855	-	-	127,778,855

Total Investments in Securities	$613,630,411	$-	$-	$613,630,411

Short Sales	$180,590,108	$-	$-	$180,590,108

Other Financial Instruments^	$1,287,721	$-	$-	$1,287,721

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts and written options. Other financial instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into and out of Level 1 and Level 2 securities during the period ended September 30, 2011.
# For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Marketfield Fund
Schedule of Open Futures Contracts
September 30, 2011 (Unaudited)

	Number
	of Contracts	Settlement	Unrealized
Description	Sold	Month	Appreciation
Gold 100 Oz	20	Dec. 2011	$323,997
Silver	20	Dec. 2011	963,724
Total Futures Contracts Sold			$1,287,721

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Futures Contracts	$6,252,900
Purchased Options	3,344,000
Total	$9,596,900

The Effect of Derivative Instruments on income for the period January 1, 2011 through September 30, 2011 was as follows:

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2011
as hedging instruments	through
September 30, 2011
Futures Contracts	$6,524,544
Written Options	315,382
Purchased Options	(355,489)
Total	$6,484,437

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2011
as hedging instruments	through
September 30, 2011
Futures Contracts	$1,287,721
Purchased Options	(863,036)
Total	$424,685

Marketfield Fund
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)

	Shares	Value
Central Fund of Canada Ltd. (1)(2)	99,000	2,048,310
Deutsche Bank AG (1)	80,000	2,768,800
Eaton Vance Corp.	211,000	4,698,970
Grupo Financiero Galicia SA - ADR	120,000	993,600
HSBC Holdings PLC - ADR	205,000	7,798,200
ICICI Bank Ltd. - ADR	192,250	6,674,920
iShares FTSE China 25 Index Fund (2)	544,000	16,771,520
iShares MSCI Australia Index Fund (2)	460,000	9,227,600
iShares MSCI Brazil Index Fund (2)	207,000	10,772,280
iShares MSCI EAFE Index Fund (2)	519,000	24,782,250
iShares MSCI Emerging Markets Index Fund (2)	1,057,000	37,068,990
iShares MSCI Malaysia (2)	390,000	4,761,900
Itau Unibanco Holding SA - ADR	382,000	5,928,640
Jefferies Group, Inc.	632,000	7,843,120
JPMorgan Chase & Co.	159,000	4,789,080
Legg Mason, Inc.	265,000	6,813,150
Leucadia National Corp.	237,000	5,375,160
Market Vectors Russia ETF (2)	127,000	3,213,100
MetLife, Inc.	230,000	6,442,300
Moodys Corp.	239,000	7,277,550
Ping An Insurance Group Co. (1)	800,000	4,540,668
Total Securities Sold Short (Proceeds $226,008,774)		$180,590,108

ADR	American Depositary Receipt
(1)	Foreign security.
(2)	Exchange-Traded Fund

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date   11/21/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date   11/21/2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date   11/21/2011
* Print the name and title of each signing officer under his or her signature.